Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Narrative (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Expected cost	$ 2,900
Acquisition related costs and implementation costs	781	1,704	2,775
Manufacturing Plant Network Rationalization And Optimization [Member]
Restructuring Cost and Reserve [Line Items]
Expected number of facilities closed	7
Manufacturing Plant Network Rationalization And Optimization [Member] | Acquisition-related Costs [Member]
Restructuring Cost and Reserve [Line Items]
Expected cost	300
Restructuring cost incurred to date	182
Manufacturing Plant Network Rationalization And Optimization [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Expected cost	1,500
Restructuring cost incurred to date	292
Global Commercial Structure Reorganization [Member] | Business Restructuring Reserves [Member]
Restructuring Cost and Reserve [Line Items]
Expected cost	300
Restructuring cost incurred to date	153
Other Cost Reduction / Productivity Initiatives [Member] | Commercial Real Estate [Member]
Restructuring Cost and Reserve [Line Items]
Expected cost	850
Restructuring cost incurred to date	$ 154